Management of Financial Risk (Tables)	12 Months Ended
Jan. 31, 2021
Schedule of liquidity risk
	0 – 12 Months $	12 – 24 Months $
Accounts payable and accrued liabilities	4,503,217	–
Convertible debentures	500,000	–
Financial guarantee liability	182,200	–
Warrant liabilities	–	131,603